Summary of Significant Accounting Policies - Schedule of Derivative Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Derivative Liabilities [Line Items]
Cash		$ 3,984,453	$ 3,326,851
Investment in securities		139,084
Derivative liabilities			369,158
Total		4,123,537	3,696,009
Level 1 [Member]
Schedule of Derivative Liabilities [Line Items]
Cash		3,984,453	3,326,851
Investment in securities
Derivative liabilities
Total		3,984,453	3,326,851
Level 2 [Member]
Schedule of Derivative Liabilities [Line Items]
Cash
Investment in securities		139,084
Derivative liabilities
Total		139,084
Level 3 [Member]
Schedule of Derivative Liabilities [Line Items]
Cash
Investment in securities
Derivative liabilities			369,158
Total			$ 369,158